Schedule of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Share based combensation expense	$ 685,000	$ 248,000		$ 2,419,000	$ 989,000		$ 2,245,000	$ 1,150,000
Peak Bio, Inc. [Member]
Goodwill [Line Items]
Share based combensation expense		0	$ 76,795		30,509	$ 375,239		275,418	$ 560,060
Research and Development Expense [Member]
Goodwill [Line Items]
Share based combensation expense	34,000	27,000		409,000	83,000		577,000	153,000
Research and Development Expense [Member] | Peak Bio, Inc. [Member]
Goodwill [Line Items]
Share based combensation expense			36,535		19,027	237,408		95,938	380,631
General and Administrative Expense [Member]
Goodwill [Line Items]
Share based combensation expense	651,000	221,000		2,010,000	621,000		1,383,000	997,000
General and Administrative Expense [Member] | Peak Bio, Inc. [Member]
Goodwill [Line Items]
Share based combensation expense			$ 40,260		11,482	$ 137,831		179,480	$ 179,429
Restructuring And Other Costs [Member]
Goodwill [Line Items]
Share based combensation expense					$ 285,000		$ 285,000